FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2019
Disclosure of financial income and expenses [Abstract]
FINANCIAL INCOME AND EXPENSES
8.	FINANCIAL INCOME AND EXPENSES

	December 31, 2019 US$‘000	December 31, 2018 US$‘000	December 31, 2017 US$‘000
Financial income:
Non-cash financial income	233	1,388	2,390
Interest income	464	736	808

	697	2,124	3,198

Financial expense:
Interest on leases	(947)	(39)	(42)
Interest on tax audit settlement (Note 6)	(1,000)	-	-
Cash interest on exchangeable notes	(3,996)	(4,352)	(4,600)
Non-cash interest on exchangeable notes (Note 25)	(639)	(689)	(723)
Interest on deferred consideration and licence fee	-	-	(40)

	(6,582)	(5,080)	(5,405)
Net Financing Expense	(5,885)	(2,956)	(2,207)

Exchangeable note interest expense and non-cash financial income and expense relate to the exchangeable senior notes issued in 2015. For further information, refer to Note 25.